Accounts Receivable	12 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Accounts receivable
3.	Accounts receivable

	At December 31,
	2024	2023
Total accounts receivable	$918,926	$637,647
Allowance	(4,834)	—
	$914,092	$637,647

The management reviewed the payment histories of the customers and the aging receivables that there were no histories of overdue. The allowance recognized during the year ended December 31, 2024 was US$4,834 (2023: Nil)